Exhibit 99.07 Schedule 1

Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131937	7/20/2026	7/21/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Relaxed date parameters used due to lack of comps based on subject lot size larger than average, additional recent sale comps located offering additional support of value, subject value is on the higher range of the market due to condition and amenity as well as lot size: XXX Wide range of value present - subject was valued near contract price as a result though within an acceptable range and fully bracketed. The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132061	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Upper range value due to ADU Expanded radius due to lack of comps based on lot size, amenity, and build. No comps bracketing lot size, additional comps located similar in lot offering support for the value: XXX The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131903	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Site is bracketed within XX/XX/XXXX sf.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132091	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132058	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. GLA is bracketed within XXX sf.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132097	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132132	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the sales approach to value. The sales approach is adequately supported and produces credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Site is bracketed within XX/XX/XXXX sf.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132115	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes three sales and XXX current listing. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes three sales and XXX current listing. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132031	7/16/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all XXX tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131991	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Sale price was used as a search parameter in the 1004MC; the results have thus been affected, and the report can't be used to support the market trends.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use XXX correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within acceptable proximity to the subject, in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, sketch, and maps are provided.	Land Use % isn't correct. Sale price was used as a search parameter in the 1004MC; the results have thus been affected, and the report can't be used to support the market trends. The XXXX County Assessor reports GLA above ground, rentable units, not the GBA. The XXX estimated the GBA for the comparables. The XXX reported the GBA of the subject in the SCA grid. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section XXX of the XXX Administrative Code for Real EState Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: Amended at XXX Ill. Reg. XXX effective XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132035	7/16/2026	7/23/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-2.04%	Yes	The market data and trends presented in the report are accurate. The 1004MC appears to have used sale price as a search parameter; this makes the form not credible and can't be used to support market trends.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use XXX correct.	No	The prior sale/transfer history of the subject and closed comparables is accurate. The XXX failed to analyze the prior sale, as required by XXX.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within acceptable proximity to the subject, in the market area	No	The subject is located across the street from the XXX, an adverse view and noise influence, this isn't reported in the OA. This is bracketed by OA3, but the adjustments aren't supported in the XXX as the XXX didn't report the subject's adverse influence	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	No	Due to the incorrect adjustments, the OA"s value isn't supported; the subject's value is XXX	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Stairs aren't included in the sketch as required by ANSI guidelines. The subject is located across the street from the XXX, an adverse view and noise influence; this isn't reported in the OA. This is bracketed by OA3, but the adjustments aren't supported in the XXX as the XXX didn't report the subject's adverse influence. Due to the incorrect adjustments, the OA's value isn't supported; the subject's value is XXX	The asâ€‘is value is developed under an extraordinary assumption (XXX SRâ€¯XXXâ€‘XXX) that the photographed condition accurately reflects the entire property and that no additional undisclosed issues exist. This appraisal report is based on information obtained from the third-party exterior and/or interior photos of the subject property. I am relying on this information (in addition to other data as outlined) to discern information about the subject property for such features as quality, condition, and any amenities that may be revealed by this third-party inspector. I am making an assumption that my conclusions from this data are true and correct. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii). Data Source: The client’s MLS data – the extraordinary assumption is made that the client has provided any and all eState agents in that market area. This is a comparative market analysis where the upper and the lower limits of value are identified as well as the core value trend where the subject is likely to be competitive in the open market. Based on the selected sales, an upper limit of value, a lower limit of value, and the identified core trend; the subject's value is reconciled to a specific estimated value opinion that appears reasonable given these noted factors. Statements regarding zoning compliance are intended only in the most general sense. Zoning and building ordinances vary significantly from one municipality to another and can be extremely detailed. The scope of this assignment does not include a comparison of every potentially significant characteristic of the subject property's site and improvements relative to zoning and building ordinances. Unless otherwise noted, standard utility and right-of-way easements are insignificant to value. However, a current locational or boundary survey or title report may reveal encroachments, easements, zoning violations or other matters of interest that could warrant modification of the appraised value. The Appraiser has considered all approaches to value, per XXX, and concluded the most appropriate approach is the Sales Comparison Approach. The report was completed from their desk, did not value the site (unless requested by the client), and did not use the cost approach and income approach in developing the appraisal because neither is necessary for credible results and/or requested by the client. Buyers rely heavily on comparisons, and the sales comparison approach yields the best value indication. XXX: Pursuant to Section XXX of the XXX Administrative Code for Real EState Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: Amended at XXX Ill. Reg. XXX effective January XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131915	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	No	The marking time for one-unit housing should be under XXX months.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use XXX correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within acceptable proximity to the subject, in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, sketch, and maps are provided. `	The XXX Stated, "The cost approach was not used due to the lack of inspection of the subject property.", This indicates the appraiser who signed the report didn't complete a visual inspection of the subject property. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX Note that a rent schedule was completed, yet the income approach wasn't developed. The XXX Stated though "The income approach was not included due to the lack of essential data."	XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: The appraisal management company (XXX), XXX’s registration number is AMC.XXX The fee for this report is XXX The client received a fee of XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132045	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	Yes	The neighborhood has been sufficiently described, including any external obsolescence.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	No	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable, except XXX and XXX are a condominiums, garden-style, in a gated condominium project; these aren't comparables.	Yes	The comparables are located within acceptable proximity to the subject, in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, sketch, and maps are provided. `	OA3 and OA4 are a condominiums, garden-style, in a gated condominium project; these aren't comparables. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: The appraisal management company (XXX), XXX registration number is AMC.XXX The fee for this report is XXX The client received a fee of XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132043	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use XXX correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within acceptable proximity to the subject, in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, sketch, and maps are provided. `	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132168	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	XXX sale, resulting in a contract price well below market value.	Yes	The subject is located near the XXX. This was disclosed, analyzed and sale XXX was provided with similar location.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is located near the XXX. This was disclosed, analyzed and sale XXX was provided with similar location, directly located on a busy road. Additional sales noted next door to the subject, XXX XXX Ave, closed XX/XX/XXXX for XXX SF. The subject is a XXX, XXX/XXX, XXX. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. Based on the data available, value supported within reasonable tolerance.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131947	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, C3, XXX-family. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. Assumption applied all sales have similar zoning. Based on the data available, value supported within reasonable tolerance.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132027	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The XXX failed to analyzeYes, the appraiser accurately described the neighborhood. the difference in XXX value to contract price.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX, XXX/XXX, XXX. The subject is one of the largest homes in the market, with total above ground GLA of XXX Sf. While the XXX sales are similar in combined GLA, the XXX failed to bracket GLA on the high end. No sales with GLA similar or larger than the subject were available for analysis. All sales are similar in utility, age, and location. Sale XXX has a full finished basement with mother-in-law. This was not disclosed within the grid. Adjustments are supported. Comp selection is acceptable. Based on the data available, value supported within reasonable tolerance.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132151	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-6.38%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	No	The subject is located on a busy road. This was disclosed, sale XXX was provided located on the same street. However, this sale does not support the XXX value	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	No	Adjustments for location lack market support.	Yes	Yes, the photos were acceptable.	Yes	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX, C3, XXX-family. All sales are similar in utility, age, XXX-family. The subject is located on a busy road. This was disclosed, sale XXX was provided located on the same street. However, this sale does not support the XXX value. This sale suggests a larger location adjustment is warranted. Comp selection is acceptable. Assumption applied all sales have similar zoning. Based on the data available, value inflated due to the lack of analysis of the adverse location.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131980	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-3.51%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	No	Failed to fully analyze location and provided similar sales.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	No	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, XXX/XXX, C4 SFR. All sales are similar in utility, age, and zip code. The subject is directly across from commercial property, on a bus road. While reported, the XXX also reported the comps have similar locations. Based on mapping, these sales are located on interior neighborhood lots free of commercial influences. while sales are still acceptable, downward adjustments are warranted for location. Other adjustments are supported. Comp selection is acceptable. Additional sale located on the subject's street available for analysis: XXX, XXX SF, closed XX/XX/XXXX for XXX While superior in condition, this comp supports purchase price. Based on the data available, value supported within reasonable tolerance.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132117	7/16/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, good, XXX-family. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. Assumption applied all sales have similar zoning. Based on the data available, value supported within reasonable tolerance.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131935	7/16/2026	7/2/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-3.51%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, XXX/XXX C3 SFR. All sales are similar as they are located on the same lake. However, the GLA and upgrades were not fully accounted for within the grid. Sales 1and XXX are significantly larger in GLA. Sale XXX has been renovated. This was not significant to value. Comp selection is acceptable. Based on the data available, value supported within reasonable tolerance. Contract price supported. Due to the lack of adjustments for condition, value is inflated. As mentioned, comp selection is reasonable, adjustments were omitted resulting in an inflated value.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132008	7/16/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within XXX mile which is a reasonable distance for the subject's location.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	No	All required exhibits are included in the report. However, at lest one of the photos of the comps were MLS photos. The appraisal did not give attribution to this which is required. In the certification, the appraiser certifies that they personally inspect each of the comps and a personal photo validates this. Usually, MLS photos are required when a comp is in a gated community and the appraiser makes a note in the appraisal accordingly.	The subject is a ranch style home that has some updates but not fully rehabbed. it was under agreement of sale for XXX as of the effective date of the appraisal after XXX DOM. All of the comparables are within XXX mile which is a reasonable distance for the subject's location. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. A couple of the photos of the comps were MLS photos. The appraisal did not give attribution to this which is required. In the certification, the appraiser certifies that they personally inspect each of the comps and a personal photo validates this. Usually, MLS photos are required when a comp is in a gated community and the appraiser makes a note in the appraisal accordingly. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX sold on XXX for XXX/XXX, built in XXX XXX – sold on XXX for XXX/XXX, built in XXX XXX – sold on XXX for XXX/XXX, built in XXX Â
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132039	7/16/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. Neither the subject nor any of the comparables reported any prior sales within this window.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	Technically the GLA was not bracketed but the comps were not measured to XXX. They all appear to be the same units so most likely the subject is identical to the comparables..	Yes	All of the comparables are within XXX mile which is a reasonable distance for the subject's location.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	No	All required exhibits are included in the report. However, at lest one of the photos of the comps were MLS photos. The appraisal did not give attribution to this which is required. In the certification, the appraiser certifies that they personally inspect each of the comps and a personal photo validates this. Usually, MLS photos are required when a comp is in a gated community and the appraiser makes a note in the appraisal accordingly.	The subject is a semi-detached villa that has been updated. It was under agreement of sale for $XXX as of the date. of the appraisal. It was not listed on the MLS and a private sale. The comparables were all very similar to the subject requiring minimal adjustments. They were all within XXX mile of the subject. A couple of the photos of the comps were MLS photos. The appraisal did not give attribution to this which is required. In the certification, the appraiser certifies that they personally inspect each of the comps and a personal photo validates this. Usually, MLS photos are required when a comp is in a gated community and the appraiser makes a note in the appraisal accordingly. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132028	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C2 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132083	7/15/2026	7/21/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131913	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132135	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132129	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade on XXX acres. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132021	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a new construction, SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C1 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131920	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C1 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131963	7/15/2026	7/19/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX) although slight downward trending was noted. REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: the comparables utilized have a wide variation in adjusted value. Although the range of value is wide the comparables do support the XXX opinion of value. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report although the adjustment employed for condition appears to be insufficient for the variation in condition.	Yes	The photos were clear and adequate.	Yes	The value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. There were deficiencies noted in the report that, while significant, did not erode the overall opinion of value analysis. The form (XXX UAD) was correct, the Comps bracket the subject.	Yes	The XXX has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132036	7/15/2026	7/19/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is moderate, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject is noted to be recently completed new construction in C1 condition. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall The value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (XXX UAD) was correct, the Comps are similar to the subject.	Yes	The XXX has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132119	7/15/2026	7/19/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed (prior land sale disclosed and discussed). No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject is noted to be recently completed new construction in C1 condition. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	The value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (XXX UAD) was correct, the Comps bracket the subject.	Yes	The XXX has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131986	7/15/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX) with some downward trending noted. REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report. Reviewer notes the subject had an extended exposure time with XXX. The XXX did not provide analysis of the extended marketing time.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	No	The Reviewer notes the following deficiencies exist: Reviewer notes that XXX Comps XXX & XXX are substantially superior in GLA. Comp XXX backs to a busy highway (with sound wall) but lacks adjustment or analysis for location influence.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report with the exceptions noted above.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. There were deficiencies noted in the report that, while significant, did not erode the overall opinion of value analysis. The form (XXX UAD) was correct, the Comps widely bracket the subject.	Yes	The XXX has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132032	7/15/2026	7/19/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-3.88%	Yes	HDI market trend data for the subject area was reviewed and indicates mixed, inconsistent results. For the purposes of this review, the original appraisal is assumed to accurately reflect market conditions; however, contradictory or inconsistent data could materially impact the conclusions. REO saturation levels, compared to the national average, appear acceptable.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	The appraisal disclosed a prior sale of the subject on XX/XX/XXXX for XXX but provided no analysis or explanation for the XXX increase to the appraised value, as required by XXX. The prior sale was a transfer between LLCs lacking marketing on the MLS. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: Multiple comparables were superior water front properties considered superior in appeal, view and benefits consistent with water frontage (docks, water access etc.), all comparables are excessively adjusted, large adjustment for time, quality, condition, GLA. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized. XXX has utilized waterfront properties but adjustment / analysis not supplied.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report. Reviewer notes lack of water view / frontage adjustments typical for the market.	Yes	The photos were clear and adequate.	Yes	The Reviewer does not agree with the Appraiser's opinion of value; he readjusted the Appraiser's comparables more appropriately in those areas noted as deficient, placed most weight on XXX comparable XXX as the most similar in location influence, considered the supplemental sales selected as well as considered the subject’s agreed-upon sale's price and reconciled at a lower opinion of value.	Yes	The XXX has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The Reviewer does not agree with the Appraiser's opinion of value; he readjusted the Appraiser's comparables more appropriately in those areas noted as deficient, placed most weight on XXX comparable XXX as the most similar in location influence, considered the supplemental sales selected as well as considered the subject’s agreed-upon sale's price and reconciled at a lower opinion of value. Any deficiencies noted will be discussed below.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132072	7/15/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed. XXX notes the subject is a stilt home with one comparable utilized similar in style.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of dated and distant sales, substantially larger with respect to GLA, condition adjustment utilized reflects an excessive adjustment, excessive adjustments employed on all comparables, the unadjusted range of values is wide although adjusted value range is viable. Comp XXX is a similar style dwelling indicating market acceptance. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines with the exception of Comps XXX & XXX The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report although an across the board use of excessive adjustment was noted.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. There were deficiencies noted in the report that, while significant, did not erode the overall opinion of value analysis. The form (XXX UAD) was correct, the Comps widely bracket the subject.	Yes	The XXX has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132026	7/15/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	No	A discrepancy was found between the appraisal report and HDI / data source market condition information; area values were stable with some slight downward trending during the period that the appraisal was performed. The area was not REO-driven as of the effective date of the appraisal.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was a prior sale adequately analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject is indicated to be in C3 condition based on inspection and indicates updates completed in the prior year (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of distant sales, wide range of GLA among comparables, use of excessive adjustments, Comp XXX lacks pool amenity but no adjustment was applied (insufficient adjustment). Quality and condition rating are accurate. Characteristics among comparables were accurate. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables XXX & XXX is consistent with typical lender guidelines. The remaining comparables exceed typical distance guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report with the exception of the lack of pool adjustment for Comp 2.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (XXX UAD) was correct, the Comps widely bracket the subject.	Yes	The XXX has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132029	7/15/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in balance, and marketing times XXX to XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a Suburban area, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past XXX years and the comparable sales do not appear to have prior transactions in the past XXX months.	Yes	The subject is noted to be in good (C3) condition based on inspection, with updates to the kitchen and bathrooms completed in the past one to XXX years, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal. Deficiencies were noted with the use of distant sales, however, the subject's value does appear supported. Most consideration was applied to sale #XXX, the closest in proximity and most comparable to the subject property, with additional support from the other sales.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal. Deficiencies were noted with the use of distant sales, however, the subject's value does appear supported. Most consideration was applied to sale #XXX, the closest in proximity and most comparable to the subject property, with additional support from the other sales. No supplemental sales were selected as they were not considered comparable to the subject property.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132136	7/15/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in shortage, and marketing times under XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a Suburban area, XXX-XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transfer noted in the past XXX years, however was not properly analyzed in the original appraisal. It should be noted, the sale does not appear to be an arm's length transaction. The comparable sales do not appear to have prior transactions in the past XXX months.	Yes	The subject is noted to be in average (C4) condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. XXX closed sales and one listing were included in the original appraisal. Deficiencies were noted with the use of dated/distant sales and the large adjusted sales price range, however, the subject's value does appear supported. Equal consideration was applied to all sales in arriving at the final opinion of value. Sale #XXX is the most comparable to the subject property. Sale #XXX is the most recent, but superior in site size. Sale #XXX is the closest in proximity, but a dated sale and sale #XXX is a recent sale, but lack an ADU. No supplemental sales were selected as they were not considered comparable to the subject property. Due to the subject's ADU, it was necessary to expand the search parameter to over one mile and over XXX months.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. XXX closed sales and one listing were included in the original appraisal. Deficiencies were noted with the use of dated/distant sales and the large adjusted sales price range, however, the subject's value does appear supported. Equal consideration was applied to all sales in arriving at the final opinion of value. Sale #XXX is the most comparable to the subject property. Sale #XXX is the most recent, but superior in site size. Sale #XXX is the closest in proximity, but a dated sale and sale #XXX is a recent sale, but lack an ADU. No supplemental sales were selected as they were not considered comparable to the subject property. Due to the subject's ADU, it was necessary to expand the search parameter to over one mile and over XXX months.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131916	7/15/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	All the comparables are located within subjects market area and would compete for similar buyers regardless of distance.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathroom, and XXX square feet built in XXX The subject kitchen and bathrooms updated less than one year ago. There is no physical depreciation noted; as reflected in the subjects effective age. Subject has just completed a total remodel; all but two walls were left before the complete remodel. Everything is new, from the mechanical systems to the pool and spa. The pool, spa, and the range/oven use propane for a heat source. This is typical when no natural gas is available. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132010	7/15/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject is a Duplex with one XXX beds, XX/XX/XXXX baths unit, one XXX beds, XXX bath unit with XXX SF built in XXX as per the appraisal/MLS provided. The subject appeared to be in good overall condition at the time of inspection. There were no apparent items of inadequacy or repairs needed at the time of inspection. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131954	7/15/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as increasing, supply/demand in balance, and marketing times under XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a Suburban area, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past XXX years and the comparable sales do not appear to have prior transactions in the past XXX months.	Yes	The subject is noted to be in average (C4) condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. XXX closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the large adjusted sales price range and the use of a dated sale, however, the subject's value does appear supported. Most consideration was applied to sales #XXX, #XXX and #XXX in arriving at the final opinion of value, with additional support from the other sales, although, slightly cautioned by the subject's split-level design. No supplemental sales were selected as they were not considered comparable to the subject property.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. XXX closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the large adjusted sales price range and the use of a dated sale, however, the subject's value does appear supported. Most consideration was applied to sales #XXX, #XXX and #XXX in arriving at the final opinion of value, with additional support from the other sales, although, slightly cautioned by the subject's split-level design. No supplemental sales were selected as they were not considered comparable to the subject property.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131931	7/15/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, XXX was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a XXX home with XXX completed as-is. XXX Sales were all homes of similar age, size and utility bracketing subject features. S4 was outside subject’s project. Adjustments appear reasonable and consistent. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value A value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131984	7/15/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, XXX was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home with adverse location. XXX Sales were all homes of similar age, size and utility bracketing subject features. Per MLS, S3 had XXX opposed to XXX as listed in OA. Adjustments appear reasonable and consistent. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value A value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132093	7/15/2026	7/15/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted. The subject is at the very top of the price point for the neighborhood.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within XXX miles which is a reasonable distance for the subject's size and quality.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a large SFR of high end quality. It was under agreement of sale for XXX as of the date of the appraisal. All of the comparables are within XXX miles which is a reasonable distance for the subject's size and quality. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. The adjustments appear reasonable. No deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX XXX – sold on XXX for XXX/XXX, XXX, XXX lot, built in XXX - much smaller GLA
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131971	7/15/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, XXX was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home listed in C3 which appears reasonable. XXX appears to be for a non-arms length owner buy back; below market value. Aerial shows subject backing commercial parking; this was not addressed in OA. XXX S1 had location siding busy road; does not appear subject was negatively impacted from parking lot. XXX Sales were all proximate and mostly recent; homes of similar age, size and utility bracketing subject features. Adjustments appear reasonable and consistent. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value. XXX value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132118	7/15/2026	7/20/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Based on the appraisers' review of the subject's market area, the marketing conditions appear to have been reported accurately.	Yes	The neighborhood portion of the appraisal appears to be accurate based on the reviewing appraiser's research.	Yes	The subject's previous sale was for XXX on XX/XX/XXXX and appears to be for the lot only. It does not appear that the original appraiser was provided a copy of the sales agreement for review.	Yes		No	Based on public records and the provided photographs, the condition portion of the appraisal under review appears accurate.	Yes	Based on the reviewing appraiser's research, the comparables used are considered among the most similar available at the time of the inspection.	Yes	The comparables used appear to be the most similar available, in terms of location, at the time of the inspection.	No	The subject was given a condition rating of C1, but the comparables were all given C2 conditions with no adjustments utilized. A standard adjustment for this difference would be approximately XXX. This would not have affected the overall estimated value.	Yes	The provided photos are acceptable and sufficient to document that the subject needed repairs or upgrades.	Yes	Based on the reviewing appraiser's research, the subject's estimated value is well supported as of the effective date of the appraisal.	Yes	The subject is currently considered to be at its highest and best use.	Yes	All required exhibits were present for review.	The subject is located on a bay-view lot with a limited number of comparables available with this feature. Therefore, it was necessary for the original appraiser to expand the market area to find sales that were the most similar. Comparables may differ in location and view, but the necessary adjustments appear to be well supported. Some information, GLA and site size, may differ from county and/or public records; however, they are within the standard differential. The original appraisal appears to be well done and offers a reliable fair market value.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131912	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser described market conditions.	Yes	Yes, the appraiser described neighborhood sufficiently.	Yes	Yes, the appraiser did a sufficient analysis of the prior sales history for the subject and comps.	Yes	Yes, the appraiser described the property improvements sufficiently.	Yes	Yes the condition and quality ratings accurate based on UAD guidelines and all damage repairs have been documented.	Yes	The selected comparables bracket key features/characteristics of the subject property.	Yes	Due to the rural nature of the marketing area, the comparables selected are suitable even though proximity guidelines were exceeded.	Yes	The adjustments are market driven and are appropriate for the marketing area.	Yes	The photo are of acceptable quality and documented cracked tile, drywall, ceiling, and missing toilet.	Yes	The appraisers opinion of value is adequately supported as of the effective date of the appraisal.	Yes	The current land use as indicated is the highest and best use.	Yes	All exhibits, photos, sketch, and photos were present.	Subject is a traditional style home built in XXX with 831sf finished living area, XXX bedrooms and XXX bathroom on a XXX sf site. Value was well supported in the appraisal and the appraiser chose comparables within approximately XXX mile of the subject property for comparison. Adjustments utilized: GLA - $XXX Bath - XXX All comparables utilized are similar in style, square footage, condition, quality, and amenities. The appraiser bracketed the finished living area, age, bedroom and bathroom count, and key features. Comparables utilized were the best available due to limited closed sales data in this rural market and therefore XXX month guidelines were exceeded which is typical in this marketing area.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132038	7/15/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser described market conditions.	Yes	Yes, the appraiser described neighborhood sufficiently.	Yes	Yes, the appraiser did a sufficient analysis of the prior sales history for the subject and comps.	Yes	Yes, the appraiser described the property improvements sufficiently.	Yes	Yes the condition and quality ratings accurate based on UAD guidelines and all damage repairs have been documented.	Yes	The selected comparables bracket key features/characteristics of the subject property.	Yes	Due to the rural nature of the marketing area, the comparables selected are suitable even though proximity guidelines were exceeded.	Yes	The adjustments are market driven and are appropriate for the marketing area.	Yes	The photo are of acceptable quality and documented cracked tile, drywall, ceiling, and missing toilet.	Yes	The appraisers opinion of value is adequately supported as of the effective date of the appraisal.	Yes	The current land use as indicated is the highest and best use.	Yes	All exhibits, photos, sketch, and photos were present.	Subject is a traditional style home built in XXX with XXX finished living area, XXX bedrooms and XX/XX/XXXX bathrooms on a XXX sf site. Value was well supported in the appraisal and the appraiser chose comparables within approximately XXX mile of the subject property for comparison. Adjustments utilized: Lot size: $.XXX/sf GLA - $XXX No bath adjustments were required All comparables utilized are similar in style, square footage, condition, quality, and amenities. The appraiser bracketed the finished living area, age, bedroom and bathroom count, and key features. Comparables utilized were the best available due to limited closed sales data in this rural market and therefore XXX month guidelines were exceeded which is typical in this marketing area.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131959	7/15/2026	7/18/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathroom, and XXX square feet built in XXX Years. The subject kitchen and bathroom were updated one to XXX years ago. The improvements are of typical design for the area and are considered to be average overall quality of construction. No extremal or functional obsolescence is noted. The utilities were on and appliances appeared to be operating satisfactorily at the time of the inspection. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132046	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject is a Duplex with one XXX beds, XX/XX/XXXX bath unit, one XXX beds, XXX bath unit with XXX SF built in XXX as per the appraisal/MLS provided. The subject is in average overall condition. No recent remodeling or updating noted. The oil tank is located in the basement. No evidence of leaks on the day of inspection. Oil as a fuel source is common for the area. The subject neighborhood is located in the northwestern section of XXX, in an area commonly referred to as `XXXXXX.' It is located on a thru street and is close to residential and commercial use. This is typical for multi-family properties in this area. No adverse factors noted	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131950	7/15/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject is a Duplex with one XXX beds, XX/XX/XXXX bath units, one XXX bed, XXX bath unit with XXX SF built in XXX as per the appraisal/MLS provided. No inadequacies noted. No functional or external obsolescence observed. The utilities were on and functioning at the time of the inspection. There are no apparent adverse factors which should affect the marketability of the subject property. There is reasonable access to support facilities including schools, shopping, and employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131978	7/14/2026	7/16/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, XXX was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a XX SFR home; report completed as-is. Some of the XXX sales were over XXX mile; reasonable given 3rd party MLS and subject’s age, size and quality. All but XXX S1 had pool amenities and were homes of similar age, size and utility bracketing subject features. Pool adjustment was reasonable but possibly on the lower end of range. Remaining Adjustments appear reasonable and consistent. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value A value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131966	7/14/2026	7/22/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The appraiser accurately and sufficiently described the neighborhood, noting if there was external obsolescence.	Yes	The prior sale history of the subject and the comparables is accurate.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described. The subject's second kitchen is legally permited and common for similar quality homes in the market. Comparables XXX have wet bars offering similar utility and comparable XXX offers a basement kitchen.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. If applicable all damage/needed repairs are assumed to be documented. The condition rating is supported at C2.	Yes	Most if not all significant features and characteristics are bracketed. The XXX comparables are competing homes and are acceptable. It was necessary to utilize some comparables which differ slightly in design from the subject in order to utilize the best comparables. Adjustments were made for design due to buyer preference for detached homes.	Yes	The comparables are located within acceptable proximity from the subject, located in the market area. Typical guidelines were exceeded to provide the most appropriate comparables. Given the stability of similar homes in the subject's marketing area and the absence of recent, similar, and verifiable sales closer to the subject property, it has been necessary to extend beyond the suggested one-mile distance guideline.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate. Percentage guidelines were exceeded to provide the most appropriate comparables and market derived adjustments. Due to the scarcity of more similar and meaningful closed comparable sales in the subject's immediate area, it was necessary for the appraiser to utilize comparables that required across-the-board adjustments for bathroom count. Despite making every effort, including expanding search parameters, to locate a closed sale to bracket the indicated line item, no suitable comparables were found. However, it is noted that the subject property is not perceived to be over-improved for the market, given the difference in the indicated line item.	Yes	The provided photos are of acceptable quality and document any upgrades to the property.	Yes	To ensure the utilization of the most appropriate sales data, it was necessary to include a sale that occurred over XXX months prior to the appraisal. While all comparables share many meaningful attributes with the subject property and support the appraised value, Comparables XXX and XXX were given the most weight in the value conclusion due to similar utility, quality, and appeal. The opinion of value is well supported by the adjusted value of all comparable sales. It is noted that industry guidelines were exceeded for the percentage of adjustments. This is due to the subject’s large GLA, quality of finishes, lake-shore location, and overall appeal, which are not typical for the subject’s market. The comparables provided are the best available to demonstrate the marketability of the subject and its amenities. There have been no meaningful sales of similar quality twin homes with similar lake front lots in the subject's market. Comparables provided are best comparable sales representing the subject's quality, site, features and condition.	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The subject photos, the comparable photos, a sketch, and the location map are present.	The final market value was derived by giving consideration to all Comp(s) due to their proximity to the subject, recent sale dates and overall similarity to the subject. *Percentage guidelines were exceeded to provide the most appropriate comparables and market derived adjustments. There have been no meaningful sales of similar quality twin homes with similar lake front lots in the subject's market. Comparables provided are best comparable sales representing the subject's quality, site, features and condition. Greatest consideration is given to Comp XXX for its same C2 condition, similar quality and site size. The most recent closed comparables that were competitive to the subject were used. All closed comparables were arm’s length transactions unless otherwise noted. The value is well supported and within reasonable tolerance. The appraiser selected and analyzed sales within a reasonable proximity to the subject property. Each sale is appropriately adjusted and the sales bracket the subject in terms of physical characteristics. Additional research of the market shows similar sales that would further support the OA's value estimate.	Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions and final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132011	7/14/2026	7/15/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history as well as the provided comps sales history is complete and accurate.	Yes	The subject has been accurately described.	Yes	The subjects condition and quality ratings are accurate based on UAD guidelines.	Yes	The selected comps are suitable.	Yes	The selected comps are suitable.	Yes	The adjustments made are market appropriate.	Yes	The provided photos are of acceptable quality.	Yes	The opinion of market value has been adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, maps and sketches are present.	I have reviewed the original appraisal and have determined the concluded value of XXX has been adequately supported as of the effective date of the appraisal. The appraiser has bracketed most, if not all significant features within the grid of the report. The chosen comps are reasonable substitutes for the subject property and appropriate for this report. The adjustments made are within reason and market appropriate. Independent research reflects additional comps to support the concluded valuation. The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132022	7/14/2026	7/15/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history as well as the provided comps sales history is complete and accurate.	Yes	The subject has been accurately described.	Yes	The subjects condition and quality ratings are accurate based on UAD guidelines.	Yes	The selected comps are suitable.	Yes	The selected comps are suitable.	Yes	The adjustments made are appropriate.	Yes	The provided photos are of acceptable quality.	Yes	The opinion of value has been adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, maps and sketches are present.	I have conducted a thorough review of the original appraisal report and confirm that the concluded value of XXX is well supported as of the effective date of the appraisal. The appraiser’s selection of comparable properties is appropriate, as the chosen comps represent reasonable substitutes for the subject property once properly adjusted. The adjustments applied are market-derived, reasonable in magnitude, and consistent with prevailing market conditions. In addition, my independent market research has identified further comparable sales within the subject area that align closely with the subject property and provide additional support for the appraiser’s concluded value. Overall, the appraisal demonstrates sound methodology and credible market evidence, resulting in a reliable valuation opinion. The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000132157	7/14/2026	7/21/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history as well as the provided comps sales history is complete and accurate.	Yes	The subject has been accurately described.	Yes	The subjects quality and condition ratings are accurate based on UAD guidelines.	Yes	The selected comps are suitable.	Yes	The selected comps are suitable.	No	Quality adjustment to comp 3 is not appropriate.	Yes	The provided photos are of acceptable quality.	Yes	The opinion of market value has been adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, sketches, and maps are present.	I have reviewed the original appraisal report and determined that the concluded value is adequately supported as of the effective date of the appraisal. The appraiser has successfully bracketed most, if not all, significant features of the subject property within the sales comparison grid. The selected comparable properties are reasonable substitutes for the subject and are appropriate for the analysis. The adjustments applied for gross living area, room count, and overall condition are reasonable and well-supported. However, the quality adjustment applied to Comparable XXX is not appropriate, as it was constructed by the same builder as the subject property. A more suitable adjustment may relate to inferior updates or finishes in Comp XXX which would better reflect market differences. This matter should be reviewed and addressed. Independent research reflects additional comps to support the concluded valuation. The appraisal was made "Subject To" completion. The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131926	7/14/2026	7/17/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Stable Property Values. Marketing Time of Under XXX Months.	Yes	Suburban Location with Built Up XXX-XXX%. Public utilities. Property is not located in a Flood Zone	Yes	Purchase Transaction. Property listed XX/XX/XXXX for XXX. Property under contract XX/XX/XXXX for XXX with XXX of seller concessions.	Yes	New construction	Yes	C1 condition per UAD	Yes	Sales considered are new constructions with similar design and bracket GLA and amenities	Yes	Sales located within XX/XX/XXXX miles radius of the subject property	Yes	Adjustments are within acceptable range	Yes	New construction	Yes	Sales range from XXX to XXX Adjusted value range XXX to XXX	Yes	R1 Residential / Single family dwellings permitted	Yes	Photos, sketch and maps are in the appraisal report	XXX Story New construction with XXX sq ft GLA, XXX bedrooms and XXX baths Stable Property Values. Marketing Time of Under XXX Months. Suburban Location with Built Up XXX-XXX%. Public utilities. Property is not located in a Flood Zone Purchase Transaction. Property listed XX/XX/XXXX for XXX. Property under contract XX/XX/XXXX for XXX with XXX of seller concessions. Sales considered are new constructions with similar design and bracket GLA and amenities. Sales located within XX/XX/XXXX miles radius of the subject property Sales range from XXX to XXX Adjusted value range XXX to XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114041	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The sales utilized are all from the subject's immediate market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet, built in XXX The subject is in good condition. There are no apparent adverse environmental conditions. No apparent adverse easements or encroachments were noted. No apparent adverse influences were noted. No apparent physical, functional, or external inadequacies were noted. Smoke detectors and carbon monoxide detectors, as required by local regulations, were present and observed at the time of inspection. Water and utilities were on and functional at the time of the appraisal.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.